PGIM S&P 500 Quarterly Buffer 20 ETF Investment Objectives and Goals	Jun. 30, 2026
PGIM S&P 500 Quarterly Buffer 20 ETF
Prospectus [Line Items]
Objective, Primary [Text Block]	The Fund seeks to provide investors with returns that match the price return of the State Street® SPDR® S&P 500® ETF Trust up to a predetermined upside cap while providing a downside buffer against the first 5% (before fees and expenses) of the State Street® SPDR® S&P 500® ETF Trust’s losses over an approximate three-month Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period July 1, 2026 through September 30, 2026 is 5.44% (before fees and expenses).The Fund seeks to provide investors with returns that match the price return of the State Street® SPDR® S&P 500® ETF Trust up to a predetermined upside cap while providing a downside buffer against the first 10% (before fees and expenses) of the State Street® SPDR® S&P 500® ETF Trust’s losses over an approximate three-month Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period July 1, 2026 through September 30, 2026 is 3.68% (before fees and expenses).The Fund seeks to provide investors with returns that match the price return of the State Street® SPDR® S&P 500® ETF Trust up to a predetermined upside cap while providing a downside buffer against the first 15% (before fees and expenses) of the State Street® SPDR® S&P 500® ETF Trust’s losses over an approximate three-month Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period July 1, 2026 through September 30, 2026 is 2.94% (before fees and expenses).The Fund seeks to provide investors with returns that match the price return of the State Street® SPDR® S&P 500® ETF Trust up to a predetermined upside cap while providing a downside buffer against the first 20% (before fees and expenses) of the State Street® SPDR® S&P 500® ETF Trust’s losses over an approximate three-month Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period July 1, 2026 through September 30, 2026 is 2.56% (before fees and expenses).